Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans		$ 541,565	$ 625,230
Deferred loan fees and costs		(396)	(771)
Allowance for credit losses		(6,476)	(6,758)	$ (7,678)
Net Loans		534,693	617,701
Real Estate Portfolio Segment [Member]
Loans		426,598	482,941
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		25,927	22,885
Allowance for credit losses		(177)	(153)	(123)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans		33,573	40,455
Allowance for credit losses		(178)	(219)	(295)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Loans		59,500	63,340
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans		45,412	46,680
Allowance for credit losses		(442)	(420)	(451)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		297,627	331,174
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		18,320	35,585
Allowance for credit losses		(156)	(583)	(304)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		5,739	6,162
Allowance for credit losses		(56)	(61)	$ (33)
Commercial Portfolio Segment [Member]
Loans	[1]	114,921	142,220
Consumer Portfolio Segment [Member]
Loans		$ 46	$ 69

[1]	Includes $163,000 and $214,000 of PPP loans at March 31, 2023 and December 31, 2022, respectively.